TAXATION (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of income tax (credit) expense are as follows:

(in thousands of $)	2015	2014	2013
Current tax expense (credit):
United Kingdom	(1,098)	852	(373)
Indonesia	3,641	544	5,047
Brazil	716	1,136	779
Kuwait	2,133	1,945	—
Total current tax expense	5,392	4,477	5,453
Deferred tax (income) expense:
Indonesia	(869)	(9,524)
Jordan	1,146	—	—
Total income tax expense (credit)	5,669	(5,047)	5,453

Schedule of Effective Income Tax Rate Reconciliation
The income taxes for the years ended December 31, 2015, 2014 and 2013 differed from the amounts computed by applying the Marshall Islands statutory income tax rate of 0% as follows:

	Year ended December 31,
(In thousands of $)	2015	2014	2013
Income taxes at statutory rate	—	—	—
Effect of change on uncertain tax positions relating to prior year	(1,894)	(5,042)	—
Effect of recognition of deferred tax asset	(4,945)	(9,524)	—
Effect of taxable income in various countries	12,508	9,519	5,453
Total tax expense (credit)	5,669	(5,047)	5,453

Schedule of Earliest Open Tax Periods
The following table summarizes the earliest tax year that remain subject to examination by the major taxable jurisdictions in which we operate:

Jurisdiction	Earliest
UK	2012
Brazil	2010
Indonesia	2012
Kuwait	2015
Jordan	2015

Schedule of Deferred Tax Assets and Liabilities

Deferred taxes are classified as follows:

Indonesia

(in thousands of $)	2015	2014
Short-term deferred tax asset	—	3,085
Long-term deferred tax asset	10,393	6,439
Deferred tax asset	10,393	9,524

Jordan

(in thousands of $)	2015	2014
Long-term deferred tax asset	956	—
Long-term deferred tax liability	(2,102)	—
Net deferred tax liability	(1,146)	—
A reconciliation of deferred tax assets, net, is shown below:

Indonesia

(in thousands of $)	2015	2014	2013
Balance at January 1	9,524	—	—
Recognition of deferred tax assets on previously unrecognized losses	4,945	13,920	6,070
Utilization of tax losses	(4,076)	(4,396)	—
Movement in valuation allowance	—	—	(6,070)
Balance at December 31	10,393	9,524	—

Jordan

(in thousands of $)	2015
Balance at January 1	—
Origination of deferred tax asset on tax losses	956
Origination of deferred liability on fixed asset temporary differences	(2,102)
Balance at December 31	(1,146)

Summary of Operating Loss Carryforwards
Expiry of net operating losses carried forward relating to the NR Satu and the Golar Eskimo are as follows:

(in thousands of $)	Amount	Date of expiry
Net operating losses in 2013 (NR Satu)	41,572	2018
Net operating losses in 2015 (Golar Eskimo)	19,124	2020